INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2023	18	16	13	3	4	54	478
Additions	—	—	—	1	—	1	—
Amortization expense	(1)	(3)	—	—	(1)	(5)	—
Transfer	—	1	—	(1)	—	—	—
Effect of changes in foreign exchange rates	—	—	—	—	—	—	(8)
Net balance at June 30, 2023	17	14	13	3	3	50	470

Cost	90	86	41	5	4	226	470
Less accumulated depreciation and impairment	(73)	(72)	(28)	(2)	(1)	(176)	—
Net balance at June 30, 2023	17	14	13	3	3	50	470